UBS PW EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)



                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                       UBS PW EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)



                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002




                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .......................  1
Statement of Operations .....................................................  2
Statement of Changes in Members' Capital ....................................  3
Notes to Financial Statements ...............................................  4

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $134,750,000)             $   133,181,249
Cash and cash equivalents                                            5,331,358
Interest receivable                                                      5,234
--------------------------------------------------------------------------------

TOTAL ASSETS                                                       138,517,841
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   PW Admin fee                                                        146,560
   Professional fees                                                    75,672
   Administration fee                                                   30,010
   Miscellaneous                                                        12,147
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                      264,389
--------------------------------------------------------------------------------

NET ASSETS                                                     $   138,253,452
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                      $   139,822,203
Accumulated net unrealized depreciation on investments              (1,568,751)
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                         $   138,253,452
--------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.    1

                                                         UBS PW EVENT & EQUITY FUND, L.L.C.
                                                                    STATEMENT OF OPERATIONS
                                                                                (UNAUDITED)
-------------------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED JUNE 30, 2002

-------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                       $    66,096
-------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                             66,096
-------------------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                                       746,712
Organization costs                                                                 183,433
Administration fee                                                                  70,634
Professional fees                                                                   40,447
Miscellaneous                                                                       23,968
-------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                   1,065,194
-------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               (999,098)
-------------------------------------------------------------------------------------------

UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Change in net unrealized appreciation/(depreciation) from investments           (2,196,178)
-------------------------------------------------------------------------------------------

NET UNREALIZED LOSS FROM INVESTMENTS                                            (2,196,178)
-------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                 $(3,195,276)
-------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.    2

                                                                                     UBS PW EVENT & EQUITY FUND, L.L.C.
                                                                               STATEMENT OF CHANGES IN MEMBERS' CAPITAL
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD FROM
                                                                                                    OCTOBER 1, 2001
                                                                       SIX MONTHS ENDED             (COMMENCEMENT OF
                                                                        JUNE 30, 2002             OPERATIONS) THROUGH
                                                                           (UNAUDITED)               DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                   $      (999,098)                  $     (375,064)
Change in net unrealized appreciation/(depreciation)
       from investments                                                    (2,196,178)                         627,427
-----------------------------------------------------------------------------------------------------------------------

INCREASE/(DECREASE) IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                             (3,195,276)                         252,363
-----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                         78,912,186                       61,377,110

Proceeds from Adviser subscriptions                                                --                        1,000,000

Offering costs                                                                (79,933)                              --

Adviser withdrawals                                                           (12,998)                              --

-----------------------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                           78,819,255                       62,377,110
-----------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                    62,629,473                               --
-----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                     $   138,253,452                   $   62,629,473
-----------------------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.    3

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------


1.  ORGANIZATION

    UBS PW Event & Equity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on October 1, 2001.

    The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

    The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at June 30, 2002 and December 31, 2001 was $986,695 and $1,015,134, respectively.

    Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for interests in the Fund.

    The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests in December 2002 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or
    (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES

    A.   PORTFOLIO VALUATION

    Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

    Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

    B.   INCOME RECOGNITION

    Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

    C.   FUND COSTS

    The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

    D.   INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    E.   CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

    F.   USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

    The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay the Administrator a monthly fee (the "PW Admin Fee") at an annual rate of 1.25% of the Fund's net assets. The PW Admin Fee will be paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator, Adviser and the Special Advisory Account, described below. A portion of the PW Admin Fee will be paid by PWFA to its affiliates.

    UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

    The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. The Adviser will be entitled to receive, generally at the end of each fiscal year, an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Members' capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and the period ended December 31, 2001 was $0 and $12,998 respectively, and was recorded as an increase to the Special Advisory Account.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

    Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,250.

    PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

    PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4.  SECURITIES TRANSACTIONS

    Aggregate purchases of Investment Funds for the six months ended June 30, 2002, amounted to $90,500,000.

    At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was $1,568,751, consisting of $558,945 gross unrealized appreciation and $2,127,696 gross unrealized depreciation.

5.  INVESTMENTS

    As of June 30, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2002.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

5.  INVESTMENTS (CONTINUED)


            Investment Objective                     Cost                      Fair Value
            --------------------                     ----                      ----------
                  Long/Short Equity                 $47,143,783                  $46,594,938
                  Merger Arbitrage                   11,498,425                   11,364,561
                  Convertible Arbitrage               7,075,221                    6,992,852
                  Distressed                         50,353,579                   49,767,366
                  Event Driven                       18,678,992                   18,461,532
                                                   ------------                 ------------
                       Total                       $134,750,000                 $133,181,249
                                                   ============                 ============

    The following table lists the Fund's investments in Investment Funds as of June 30, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                        UNREALIZED                             % OF
                                                                       GAIN/(LOSS)                            FUND'S
     INVESTMENT FUND:                                  COST          FROM INVESTMENTS      FAIR VALUE         CAPITAL   LIQUIDITY

     Aspen Capital Partners, L.P.(Series A)         $  10,000,000    $    155,576        $  10,155,576         7.35%    Annually
     Blue Coast Partners II, L.P.                      10,000,000        (359,041)           9,697,350         7.01%    Quarterly
     Brencourt Multi-Strategy, L.P.                     5,000,000          50,038            5,050,038         3.65%    Quarterly
     Canyon Value Realization Fund, L.P.               10,500,000          (5,178)          10,649,729         7.70%    Annually
     Epsilon Global Active Value Fund II-B, L.P.        4,000,000            (638)           3,999,362         2.89%    Quarterly
     Gracie Capital, L.P.                               5,000,000          82,797            5,082,797         3.68%    Annually
     Hammerman Capital Partners(QP), L.P.               4,000,000        (443,011)           3,556,989         2.57%    Quarterly
     Harbinger Distressed Investment Fund, L.P.         4,000,000          31,952            4,031,952         2.92%    Quarterly
     Harvest Capital, L.P.                              5,500,000         (50,874)           5,482,277         3.97%    Annually
     Ivory Capital II, L.P.                             9,500,000        (106,861)           9,519,697         6.89%    Annually
     OZ Domestic Partners, L.P.                        11,000,000        (171,379)          10,884,823         7.87%    Annually
     OZF Credit Opportunities Fund II, L.P.            10,500,000        (443,864)          10,106,669         7.31%    Annually
     Para Partner, L.P.                                10,500,000        (373,668)          10,172,003         7.36%    Quarterly
     P.A.W. Partners, L.P.                              8,250,000        (436,657)           7,764,290         5.62%    Quarterly
     Seneca Capital, L.P.                              10,000,000         (70,092)          10,003,908         7.24%    Annually
     Stadia Capital Partners (QP), L.P.                 9,000,000         (41,459)           8,958,541         6.48%    Quarterly
     Whitney New Japan Partners, L.P.                   8,000,000         (13,819)           8,065,248         5.82%    Quarterly
                                                   --------------   -------------       --------------      --------
     TOTAL                                          $ 134,750,000    $ (2,196,178)       $ 133,181,249        96.33%

     OTHER ASSETS, LESS LIABILITIES                                                          5,072,203         3.67%
                                                                                        --------------      --------
     MEMBERS' CAPITAL                                                                    $ 138,253,452       100.00%

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

7.  FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                             PERIOD FROM OCTOBER 1,
                                                                      SIX MONTHS ENDED       2001 (COMMENCEMENT OF
                                                                       JUNE 30, 2002         OPERATIONS) THROUGH
                                                                        (UNAUDITED)           DECEMBER 31, 2001
                                                                      ----------------        -----------------

         Ratio of net investment loss to average net assets               (1.80)%*                 (3.90)%*
         Ratio of total expenses to average net assets                      1.92%*                   4.19%*
         Total return                                                     (2.46)%**                (0.10)%**
         Net asset value at end of period                               $138,253,452             $62,629,473

         *   Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                                               9
[THIS PAGE INTENTIONALLY LEFT BLANK]